Revenue from Services (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Future NRG Sdn. Bhd. [Member]
Product Information [Line Items]
Concentration risk percentage	68.00%	70.00%	71.00%